UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21439

Fidelity Rutland Square Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2007

Item 1. Reports to Stockholders

PAS International Fund of FundsSM

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Annual Report

February 28, 2007

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

PAS International Fund of Funds

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take PAS International Fund of FundsSM's cumulative total return and show you what would have happened if PAS International Fund of Funds shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in PAS International Fund of Funds on March 23, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index performed over the same period.

Annual Report

PAS International Fund of Funds

Management's Discussion of Fund Performance

Comments from Wilfred Chilangwa and Geoffrey Stein, Portfolio Managers of PAS International Fund of FundsSM

Many foreign stock markets enjoyed broad-based advances during the 12-month period that ended February 28, 2007, spurred higher by better-than-expected corporate earnings, improving economies and robust merger-and-acquisition activities. For the 12 months overall, the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI ® EAFE ®) Index - a performance measure of developed stock markets outside the United States and Canada - rose 21.25%. That strong return easily trumped the overall results of the U.S. equity market, as the Dow Jones Wilshire 5000 Composite IndexSM, the broadest measure of U.S. stock performance, increased a solid, but less potent, 12.15%. The European component of the MSCI EAFE, which represented roughly two-thirds of the index, firmly anchored the index's overall rise with its gain of 26.29%, helped in part by favorable currency movements. Every country component of Europe, in fact, turned in solid double-digit returns during the period. Meanwhile, Japan - the world's second-largest economy and second-largest component of the index - posted a more modest advance, climbing only 7.00% for the 12 months, largely due to the relative weakness of the yen and a general slowing of domestic consumer spending.

PAS International Fund of Funds produced a solid absolute return of 17.53% for the period from its inception on March 23, 2006, through February 28, 2007, compared with the slightly higher 18.89% advance of the MSCI EAFE index during the same period. A variety of factors led to this modest underperformance. Given the strong performance of international equities during the period, any cash held by the underlying funds was a drag on performance, as their U.S. dollar-denominated cash positions were negatively impacted by the dollar's general weakness relative to overseas currencies. An overall underweighting of the strong performing utilities sector and unfavorable security selection in the Japanese financials sector within the underlying funds also hurt. Among the funds that detracted were William Blair International Growth Fund; Morgan Stanley Institutional Fund - International Equity Portfolio; Causeway International Value Fund; and BlackRock Pacific Fund. On the upside, relative performance was helped by favorable stock selection across major regions among funds such as SSgA International Stock Selection Fund and Goldman Sachs Structured International Equity Fund. In addition, overweighted positions in areas such as international real estate, through funds such as Morgan Stanley Institutional Fund - International Real Estate Portfolio, and overexposure to emerging markets, through funds such as GMO Emerging Countries Fund, were a big help.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

PAS International Fund of Funds

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying non-affiliated funds (underlying funds), the Fund also indirectly bears its proportionate share of the expenses of the underlying funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying non-affiliated funds (underlying funds), the Fund also indirectly bears its proportionate share of the expenses of the underlying funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period * September 1, 2006 to February 28, 2007
Actual	$ 1,000.00	$ 1,119.40	$ .00
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.79	$ .00

* Expenses are equal to the Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying funds in which the fund invests are not included in the fund's annualized expense ratio.

Annual Report

PAS International Fund of Funds

Investment Changes

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of February 28, 2007
	% of fund's investments	% of fund's investments 6 months ago
SSgA International Stock Selection Fund Institutional Class	15.8	10.1
Goldman Sachs Structured International Equity Fund Class A	15.4	17.5
Causeway International Value Fund Investor Class	13.3	14.9
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	11.9	14.1
MFS Research International Fund Class A	8.0	8.4
AIM International Growth Fund Class A	5.0	5.7
William Blair International Growth Fund Class N	4.9	6.2
Henderson International Opportunities Fund Class A	4.4	5.0
Harbor International Fund Investor Class	4.0	4.5
BlackRock Pacific Fund, Inc. Investor Class A	4.0	4.3
	86.7
Asset Allocation (% of fund's investments)
As of February 28, 2007	As of August 31, 2006
Foreign Large Blend Funds 33.3%	Foreign Large Blend Funds 28.1%
Foreign Large Growth Funds 9.9%	Foreign Large Growth Funds 11.9%
Foreign Large Value Funds 47.5%	Foreign Large Value Funds 51.0%
Other 9.3%	Other 9.0%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

PAS International Fund of Funds

Investments February 28, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 33.3%
GE Institutional International Equity Fund Service Class	462,488	$ 7,700,431
Henderson International Opportunities Fund Class A	463,708	11,166,088
Julius Baer International Equity Fund II Class A	333,294	5,042,740
MFS Research International Fund Class A	1,056,236	20,374,785
SSgA International Stock Selection Fund Institutional Class	2,911,885	40,533,443
Thornburg International Value Fund Class A	7,548	214,351
TOTAL FOREIGN LARGE BLEND FUNDS		85,031,838
Foreign Large Growth Funds - 9.9%
AIM International Growth Fund Class A	433,727	12,829,644
William Blair International Growth Fund Class N	451,678	12,606,345
TOTAL FOREIGN LARGE GROWTH FUNDS		25,435,989
Foreign Large Value Funds - 47.5%
Causeway International Value Fund Investor Class	1,729,640	34,073,911
Goldman Sachs Structured International Equity Fund Class A	2,608,924	39,264,309
Harbor International Fund Investor Class	168,141	10,325,564
MFS International Value Fund Class A	241,699	7,359,740
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	1,480,634	30,397,407
TOTAL FOREIGN LARGE VALUE FUNDS		121,420,931
Foreign Small Mid Growth Funds - 0.0%
MFS International New Discovery Fund Class A	42	1,161
Neuberger Berman International Fund Trust Class	299	7,996
TOTAL FOREIGN SMALL MID GROWTH FUNDS		9,157

	Shares	Value
Other - 9.3%
BlackRock Pacific Fund, Inc. Investor Class A	347,046	$ 10,258,686
GMO Emerging Countries Fund Class M	395,059	6,281,438
Matthews Pacific Tiger Fund	9,623	224,022
Morgan Stanley Institutional Fund, Inc. - International Real Estate Portfolio Class B	146,046	5,174,407
ProFunds UltraJapan Investor Class	35,171	1,763,452
TOTAL OTHER		23,702,005
TOTAL EQUITY FUNDS (Cost $241,247,833)		255,599,920
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $241,247,833)		$ 255,599,920

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS International Fund of Funds

Financial Statements

Statement of Assets and Liabilities

	February 28, 2007

Assets
Investment in unaffiliated securities, at value (cost $241,247,833) - See accompanying schedule		$ 255,599,920
Cash		10
Receivable for fund shares sold		481,692
Total assets		256,081,622

Liabilities
Payable for investments purchased	$ 281,043
Payable for fund shares redeemed	200,649
Total liabilities		481,692

Net Assets		$ 255,599,930
Net Assets consist of:
Paid in capital		$ 231,165,349
Undistributed net investment income		283,706
Accumulated undistributed net realized gain (loss) on investments		9,798,788
Net unrealized appreciation (depreciation) on investments		14,352,087
Net Assets, for 22,548,375 shares outstanding		$ 255,599,930
Net Asset Value, offering price and redemption price per share ($255,599,930 ÷ 22,548,375 shares)		$ 11.34

Statement of Operations

	For the period March 23, 2006 (commencement of operations) to February 28, 2007

Investment Income
Dividends from underlying funds		$ 3,059,826
Interest		128
Total income		3,059,954

Expenses
Management fee	$ 419,450
Independent trustees' compensation	20,799
Total expenses before reductions	440,249
Expense reductions	(440,249)	-
Net investment income (loss)		3,059,954
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(226,921)
Realized gain distributions from underlying funds	16,005,319	15,778,398
Change in net unrealized appreciation (depreciation) on underlying funds		14,352,087
Net gain (loss)		30,130,485
Net increase (decrease) in net assets resulting from operations		$ 33,190,439

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period March 23, 2006 (commencement of operations) to February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,059,954
Net realized gain (loss)	15,778,398
Change in net unrealized appreciation (depreciation)	14,352,087
Net increase (decrease) in net assets resulting from operations	33,190,439
Distributions to shareholders from net investment income	(2,776,248)
Distributions to shareholders from net realized gain	(5,979,610)
Total distributions	(8,755,858)
Share transactions Proceeds from sales of shares	264,129,682
Reinvestment of distributions	8,648,760
Cost of shares redeemed	(41,613,093)
Net increase (decrease) in net assets resulting from share transactions	231,165,349
Total increase (decrease) in net assets	255,599,930

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $283,706)	$ 255,599,930
Other Information Shares
Sold	25,633,799
Issued in reinvestment of distributions	768,779
Redeemed	(3,854,203)
Net increase (decrease)	22,548,375

Financial Highlights

Period ended February 28,	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18
Net realized and unrealized gain (loss)	1.57
Total from investment operations	1.75
Distributions from net investment income	(.13)
Distributions from net realized gain	(.28)
Total distributions	(.41)
Net asset value, end of period	$ 11.34
Total Return B, C	17.53%
Ratios to Average Net Assets G
Expenses before expense reductions	.26% A
Expenses net of contractual waivers	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 255,600
Portfolio turnover rate E	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the Underlying Funds.

F For the period March 23, 2006 (commencement of operations) to February 28, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2007

1. Organization.

PAS International Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in unaffiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management and Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund.

2. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value (NAV) per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their net asset value each business day. If an Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date and are automatically reinvested. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's net asset value. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 17,506,512
Unrealized depreciation	(3,154,483)
Net unrealized appreciation (depreciation)	14,352,029
Undistributed ordinary income	742,869
Undistributed long-term capital gain	9,339,684

Cost for federal income tax purposes	$ 241,247,891

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

February 28, 2007
Ordinary Income	$ 5,552,496
Long-term Capital Gains	3,203,362
Total	$ 8,755,858

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares aggregated $269,252,955 and $27,778,200, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until March 31, 2010.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

6. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until March 31, 2010 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $440,249.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust and the Shareholders of PAS International Fund of Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PAS International Fund of Funds (a fund of Fidelity Rutland Square Trust) at February 28, 2007, the results of its operations for the period indicated, the changes in its net assets for the period indicated and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the PAS International Fund of Funds' management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 2007 by correspondence with the custodian, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 24, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the Trust and PAS International, as applicable, are listed below. The Board of Trustees governs PAS International and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee PAS International's activities, review contractual arrangements with companies that provide services to PAS International, and review PAS International's performance. Except for Mr. Howard E. Cox, Jr. and Ms. Karen Kaplan, each of the Trustees oversees ten funds advised by Strategic Advisers or an affiliate. Mr. Cox and Ms. Kaplan oversee five funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Roger T. Servison (61)

Year of Election or Appointment: 2005

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments (1995-present), and oversees Fidelity Investments Life Insurance Company (FILI) and Strategic Advisers (May 2005-present). He also serves as President and a Director of Fidelity Brokerages Services (Japan), LLC (1996-present), a Director of Fidelity Investments Asia Funding Corp. (2000-present), and a Director of Strategic Advisers (1999-present). Previously, he served as President of Fidelity Investments Retail Marketing Company and Fidelity Brokerage Services, Inc. (1991-1995), President of Monarch Capital (1990-1991), Senior Vice President of Fidelity Capital (1989-1990), Senior Vice President of Fidelity's New Business Development Group (1987-1989), and Senior Vice President of Fidelity Brokerage Services (1980-1987); and he served as a Director of FBSI Investments, Inc. (1993-2003), FMR Brokerage Holdings, Inc. (1999-2003), and Fidelity Partners Management Corp. (1997-2003).

Abigail P. Johnson (45)

Year of Election or Appointment: 2005

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Richard A. Spillane Jr. (56)

Year of Election or Appointment: 2005

Mr. Spillane serves as President of Strategic Advisers (2005-present). Previously, he served as Executive Vice President and Head of Global Investment Strategy for Fidelity Investments (2002-2005), Senior Vice President of FMR's Income Growth and International Groups (1997-2002) and Head of U.S. equities (2001-2002). Mr. Spillane serves as Director of Empire Fidelity Investments Life Insurance Company (2000-present), Vice Chairman of Fidelity's Political Action Committee (2001-present), and a Member of the Board of Fidelity Investments Life Insurance Company (2000-present). Mr. Spillane also serves as Chairman of the Board of Xaverian Brothers High School (1998-present). Mr. Spillane is a Chartered Financial Analyst (1985-present).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to PAS International, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter C. Aldrich (62)

Year of Election or Appointment: 2005

From January 1997 through December 2004, Mr. Aldrich was Chairman and Managing Member of AEIGIS, LLC. (foreign private investment). From 1999 through December 2004, he was Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit). From 1998 through December 2004, Mr. Aldrich was Managing Member of Poseidon, LLC (foreign private investment). Previously, he was Co-Chairman of AEW Capital Management, L.P., a real estate investment advisor (1997-1998), and a founder and Managing Partner of Aldrich, Eastman & Waltch, Inc., a real estate investment advisor (1981-1996). Mr. Aldrich serves as a Member of the Board of the National Bureau of Economic Research (1994), a Member of the Board of Zipcar, Inc. (car sharing, 2002), and a Member of the Board of the Museum of Fine Arts Boston (2003).

Ralph F. Cox (74)

Year of Election or Appointment: 2005

Mr. Ralph Cox is President of RABAR Enterprises (management consulting for the petroleum industry, 1998-present). Previously, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph Cox and Mr. Howard Cox are not related.

Advisory Board Member and Executive Officers:

Correspondence intended for each Advisory Board Member and executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (63)

Year of Election or Appointment: 2006

Member of the Advisory Board of PAS International. Mr. Howard Cox is as a Partner of Greylock, a national venture capital firm, with which he has been associated since 1971. Prior to joining Greylock, Mr. Cox served in the Office of the Secretary of Defense (1968-1971). He is currently a Director of Stryker Corporation (medical products and services). He has previously served on the boards of numerous public and private companies, including: The Boston Globe, American Medical Systems (acquired by Pfizer), AMISYS (acquired by McKessonHBOC ), APPEX (acquired by EDS), Arbor (acquired by Extendicare), BMR Financial Group, Centene, Checkfree, Cogito Data Systems, Compdent (acquired by APPS), Execucom, HPR (acquired by McKessonHBOC), ISSCO (acquired by Computer Associates), Landacorp, Lunar (acquired by GE), Multimate, Rehab Systems (acquired by Novacare), Share Development (acquired by United Healthcare), United Publishers (acquired by NYNEX), VHA Long Term Care (acquired by ServiceMaster), and Vincam (acquired by ADP). Mr. Cox is a Director and former Chairman of the National Venture Capital Association. Mr. Howard Cox and Mr. Ralph Cox are not related.

Karen Kaplan (47)

Year of Election or Appointment: 2006

Member of the Advisory Board of PAS International. Ms. Kaplan is President of Hill, Holliday, Connors, Cosmopulos Inc., a subsidiary of The Interpublic Group of Companies, Inc. (group of advertising and specialized marketing and communication services companies). She has been with Hill, Holliday, Connors, Cosmopulos Inc. since 1982. Ms. Kaplan is Vice President of the Massachusetts Women's Forum and Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children. She serves as a Director of the Executive Committee of the Greater Boston Chamber of Commerce, a Member of the President's Council of the United Way of Massachusetts Bay, serves on the Advisory Council of the Urban Improv, and a Member of the Board of Mentors of Community Servings. Ms. Kaplan also serves as a Director of ADVO (direct mail marketing services), Tweeter Home Entertainment Group, and Delta Dental Plan of Massachusetts.

Eric D. Roiter (58)

Year of Election or Appointment: 2006

Chief Legal Officer of PAS International. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stephen D. Fisher (44)

Year of Election or Appointment: 2007

Secretary of PAS International. Mr. Fisher previously served as Vice President and Director of Fidfunds Mutual Limited (1998-2003) and is a Senior Vice President, Deputy General Counsel of FMR.

Mark Osterheld (51)
Year of Election or Appointment: 2006 President and Treasurer of PAS International. Previously, Mr. Osterheld served as Assistant Treasurer of other Fidelity funds (2002) and was an employee of FMR.
Charles V. Senatore (52)

Year of Election or Appointment: 2006

Chief Compliance Officer of PAS International. He also serves as Senior Vice President and Chief Compliance Officer for the Fidelity Risk Oversight Group (2003-present). Before joining Fidelity Investments, Mr. Senatore served as Co-Head of Global Compliance (2002-2003), Head of Private Client Compliance (2000-2002), and Head of Regulatory Affairs (1999-2000) at Merrill Lynch. Mr. Senatore serves as a Member of the SIFMA Compliance and Legal Division Executive Committee (2004-present), a Member of the SIFMA Self Regulation and Supervisory Practices Committee (2004-present), and a Member of the New York Stock Exchange Compliance Advisory Committee (2000-2003; 2005-present). He previously served as a Member (2001-2003) and Chair (2003) of the NASD's District 10 Business Committee in New York.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of PAS International. Mr. Ganis also serves as AML officer of other Fidelity funds (2006- present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Kathleen A. Tucker (48)

Year of Election or Appointment: 2006

Chief Financial Officer of PAS International. She also serves as Senior Vice President of Accounting and Pricing Operations for Fidelity Pricing & Cash Management Services (1999-present). Previously, Ms. Tucker worked at PricewaterhouseCoopers LLP (1981-1999), where she was most recently a partner in the investment management practice.

Peter L. Lydecker (53)
Year of Election or Appointment: 2006 Assistant Treasurer of PAS International. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Annual Report

Distributions

The Board of Trustees of PAS International Fund of Funds voted to pay on April 16, 2007, to shareholders of record at the opening of business on April 13, 2007, a distribution of $.44 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.01 per share from net investment income.

The fund hereby designates as capital gain dividends with respect to the taxable year ended February 28, 2007, $12,543,046, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 51% of the dividends distributed in December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bank of New York
New York, NY

FOI-ANN-0407 458889.1.0
1.824709.100

PAS Small Cap Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Annual Report

February 28, 2007

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

PAS Small Cap Fund of Funds

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2007	Past 1 year	Life of FundA
PAS Small Cap Fund of Funds	6.86%	12.83%

A From June 23, 2005

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in PAS Small Cap Fund of Funds on June 23, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

PAS Small Cap Fund of Funds

Management's Discussion of Fund Performance

Comments from Catherine Pena and Geoffrey Stein, Portfolio Managers of PAS Small Cap Fund of Funds®

A rosy year for stocks wilted just prior to the end of the 12-month period ending February 28, 2007. On the day prior to the period's close, the Dow Jones Industrial AverageSM plunged 416 points and the Standard & Poor's 500SM Index lost roughly 3.5% of its value, plummeting nearly 50 points and marking the benchmark's worst single-day performance since the day the market reopened after the 9/11 terrorist attacks. Though investors were obviously rattled by the development, it was only the 22nd-biggest decline for the S&P 500® in 20 years, and it could not overshadow how well stocks performed for the 12 months overall. For much of the past year, investors grew confident that the economy would not fall into a recession, and they bid up most broad-based stock indexes for six consecutive months from August through January. Overall for the year ending February 28, 2007, the S&P 500 was up 11.97%, the Dow advanced 14.24%, the Russell 2000® Index gained 9.87% and the NASDAQ Composite® Index rose 6.66%.

PAS Small Cap Fund of Funds produced a total return of 6.86% for the 12-month period that ended February 28, 2007, compared with a gain of 9.87% for its benchmark, the Russell 2000 Index. The fund's slight bias toward small-cap growth funds generally held back its overall return during a period when the small-cap value category performed significantly better than small-cap growth. Relative to the benchmark, the underlying funds that were underweighted in certain pockets of the financials sector - particularly in the robust real estate investment trust (REIT) segment - held back performance, as did those funds that were overexposed to the especially volatile energy sector. Among the detractors were such holdings as Hennessy Cornerstone Growth Fund, Hennessy Cornerstone Growth II Fund and Oberweis Emerging Growth Fund. On the upside, the fund's relative performance was helped by favorable stock selection within several of the underlying funds, including BlackRock Funds Small Cap Growth Equity Fund, Oppenheimer Main Street Small Cap Fund and Buffalo Small Cap Fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

PAS Small Cap Fund of Funds

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying non-affiliated funds (underlying funds), the Fund also indirectly bears its proportionate share of the expenses of the underlying funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying non-affiliated funds (underlying funds), the Fund also indirectly bears its proportionate share of the expenses of the underlying funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Actual	$ 1,000.00	$ 1,112.00	$ .00
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.79	$ .00

* Expenses are equal to the Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying funds in which the fund invests are not included in the fund's annualized expense ratio.

Annual Report

PAS Small Cap Fund of Funds

Investment Changes

The information in the following tables is based on the direct investments of the Fund.

Top Ten Fund Holdings as of February 28, 2007
	% of fund's investments	% of fund's investments 6 months ago
Oppenheimer Main Street Small Cap Fund Class A	12.7	13.1
Buffalo Small Cap Fund	7.1	3.3
BlackRock Funds Small Cap Growth Equity Fund Investor Class A	6.5	7.0
RS Partners Fund Class A	6.3	9.5
William Blair Small Cap Growth Fund Class N	6.1	3.6
Laudus Rosenberg U.S. Discovery Fund Investor Class	6.0	5.7
Westport Select Cap Fund Class R	5.3	6.7
Baron Small Cap Fund	5.0	4.6
Keeley Small Cap Value Fund, Inc.	4.4	7.3
Perritt MicroCap Opportunities Fund	3.7	4.6
	63.1
Asset Allocation (% of fund's investments)
As of February 28, 2007	As of August 31, 2006
Small Blend Funds 40.3%	Small Blend Funds 45.2%
Small Growth Funds 45.2%	Small Growth Funds 36.0%
Small Value Funds 3.6%	Small Value Funds 3.8%
Mid-Cap Blend Funds 7.7%	Mid-Cap Blend Funds 14.2%
Other 3.2%	Other 0.8%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

PAS Small Cap Fund of Funds

Investments February 28, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Small Blend Funds - 40.3%
AIM Trimark Small Companies Fund Class A	532,128	8,412,943
CRM Small Cap Value Fund Investor Class	1,025	26,464
Hennessy Cornerstone Growth II Fund	153,679	4,618,050
ICM Small Co. Portfolio Institutional Class	216	8,326
ING Small Company Fund Class A	191,479	3,167,069
Keeley Small Cap Value Fund, Inc.	507,798	13,390,628
Laudus Rosenberg U.S. Discovery Fund Investor Class	944,159	18,165,627
Managers Special Equity Fund Managers Class	36	3,069
Neuberger Berman Genesis Fund Trust Class	143	6,963
Oppenheimer Main Street Small Cap Fund Class A	1,701,055	38,511,897
Perritt MicroCap Opportunities Fund	362,814	11,395,978
ProFunds Ultra Small Cap Fund Investor Class	178,068	5,703,524
RS Partners Fund Class A	531,634	19,144,128
TOTAL SMALL BLEND FUNDS		122,554,666
Small Growth Funds - 45.2%
Baron Growth Fund	81,415	4,132,604
Baron Small Cap Fund	644,118	15,168,973
BlackRock Funds Small Cap Growth Equity Fund Investor Class A (a)	985,225	19,822,731
Buffalo Small Cap Fund	770,036	21,414,711
Champlain Small Company Fund Advisor Class	184,943	2,333,986
Franklin Small Cap Growth Fund II Class A	2,549	32,374
Harbor Small Cap Growth Fund Investor Class	746,246	9,619,114
ING Small Cap Opportunities Fund Class A (a)	131,726	4,162,545
Munder Micro-Cap Equity Fund Class A	105,124	4,701,154
Oberweis Emerging Growth Fund	162,307	4,382,277
Old Mutual Copper Rock Emerging Growth Portfolio Class A (a)	198,049	2,354,803
Old Mutual Emerging Growth Fund Class Z (a)	336,697	5,228,912
Royce Value Plus Fund, Service Class	675,041	9,801,594
RS Emerging Growth Fund Class A (a)	3,661	132,405
RS Smaller Co. Growth Fund Class A	354,528	7,593,994

	Shares	Value
Turner Small Cap Growth Fund Class I (a)	267,117	7,893,304
William Blair Small Cap Growth Fund Class N	734,510	18,678,581
TOTAL SMALL GROWTH FUNDS		137,454,062
Small Value Funds - 3.6%
American Beacon Small Cap Value Fund PlanAhead Class	233	5,045
HighMark Small Cap Value Fund Class A	462,080	8,132,600
Perritt Emerging Opportunities Fund	180,842	2,703,594
TOTAL SMALL VALUE FUNDS		10,841,239
Mid-Cap Blend Funds - 7.7%
Hennessy Cornerstone Growth Fund	400,210	7,351,851
Westport Select Cap Fund Class R	633,937	16,038,618
TOTAL MID-CAP BLEND FUNDS		23,390,469
Other - 3.2%
FBR Small Cap Financial Fund	264,260	7,264,515
The Information Age Fund Class A	147,928	2,356,497
TOTAL OTHER		9,621,012
TOTAL EQUITY FUNDS (Cost $295,861,071)		303,861,448
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $295,861,071)		$ 303,861,448
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS Small Cap Fund of Funds

Financial Statements

Statement of Assets and Liabilities

	February 28, 2007

Assets
Investment in unaffiliated securities, at value (cost $295,861,071) - See accompanying schedule		$ 303,861,448
Cash		7
Receivable for investments sold		400,000
Receivable for fund shares sold		616,510
Total assets		304,877,965

Liabilities
Payable for investments purchased	$ 811,415
Payable for fund shares redeemed	205,094
Total liabilities		1,016,509

Net Assets		$ 303,861,456
Net Assets consist of:
Paid in capital		$ 284,832,500
Undistributed net investment income		102,099
Accumulated undistributed net realized gain (loss) on investments		10,926,480
Net unrealized appreciation (depreciation) on investments		8,000,377
Net Assets, for 25,814,951 shares outstanding		$ 303,861,456
Net Asset Value, offering price and redemption price per share ($303,861,456 ÷ 25,814,951 shares)		$ 11.77

Statement of Operations

	Year ended February 28, 2007

Investment Income
Dividends from underlying funds		$ 446,550

Expenses
Management fee	$ 658,026
Independent trustees' compensation	24,640
Total expenses before reductions	682,666
Expense reductions	(682,666)	-
Net investment income (loss)		446,550
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,306,831)
Realized gain distributions from underlying funds	15,847,545	14,540,714
Change in net unrealized appreciation (depreciation) on underlying funds		3,992,662
Net gain (loss)		18,533,376
Net increase (decrease) in net assets resulting from operations		$ 18,979,926

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2007	For the period June 23, 2005 (commencement of operations) to February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 446,550	$ 17,631
Net realized gain (loss)	14,540,714	4,215,623
Change in net unrealized appreciation (depreciation)	3,992,662	4,007,715
Net increase (decrease) in net assets resulting from operations	18,979,926	8,240,969
Distributions to shareholders from net investment income	(242,280)	-
Distributions to shareholders from net realized gain	(6,798,719)	(1,150,943)
Total distributions	(7,040,999)	(1,150,943)
Share transactions Proceeds from sales of shares	127,319,945	240,524,097
Reinvestment of distributions	6,971,513	1,112,499
Cost of shares redeemed	(72,940,141)	(18,155,410)
Net increase (decrease) in net assets resulting from share transactions	61,351,317	223,481,186
Total increase (decrease) in net assets	73,290,244	230,571,212

Net Assets
Beginning of period	230,571,212	-
End of period (including undistributed net investment income of $102,099 and undistributed net investment income of $17,631, respectively)	$ 303,861,456	$ 230,571,212
Other Information Shares
Sold	11,291,206	21,966,570
Issued in reinvestment of distributions	599,781	104,264
Redeemed	(6,459,874)	(1,686,996)
Net increase (decrease)	5,431,113	20,383,838

Financial Highlights

Years ended February 28,	2007	2006 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	- H
Net realized and unrealized gain (loss)	.75	1.46
Total from investment operations	.77	1.46
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.30)	(.15)
Total distributions	(.31)	(.15)
Net asset value, end of period	$ 11.77	$ 11.31
Total Return B, C	6.86%	14.69%
Ratios to Average Net Assets G
Expenses before expense reductions	.26%	.37% A
Expenses net of contractual waivers	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	.17%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 303,861	$ 230,571
Portfolio turnover rate E	27%	10% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the portfolio activity of the Underlying Funds. F For the period June 23, 2005 (commencement of operations) to February 28, 2006. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2007

1. Organization.

PAS Small Cap Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in unaffiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management and Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund.

2. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value (NAV) per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their net asset value each business day. If an Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date and are automatically reinvested.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's net asset value. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 13,152,208
Unrealized depreciation	(5,155,057)
Net unrealized appreciation (depreciation)	7,997,151
Undistributed ordinary income	102,099
Undistributed long-term capital gain	10,929,706

Cost for federal income tax purposes	$ 295,864,297

The tax character of distributions paid was as follows:

	February 28, 2007	February 28, 2006
Ordinary Income	$ 1,453,675	$ 997,484
Long-term Capital Gains	5,587,324	153,459
Total	$ 7,040,999	$ 1,150,943

Annual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares aggregated $142,886,414 and $72,231,406, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until March 31, 2010.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until March 31, 2010 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $682,666.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust and the Shareholders of PAS Small Cap Fund of Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PAS Small Cap Fund of Funds (a fund of Fidelity Rutland Square Trust) at February 28, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the PAS Small Cap Fund of Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 23, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the Trust and PAS Small Cap, as applicable, are listed below. The Board of Trustees governs PAS Small Cap and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee PAS Small Cap's activities, review contractual arrangements with companies that provide services to PAS Small Cap, and review PAS Small Cap's performance. Except for Mr. Howard E. Cox, Jr. and Ms. Karen Kaplan, each of the Trustees oversees ten funds advised by Strategic Advisers or an affiliate. Mr. Cox and Ms. Kaplan oversee five funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Roger T. Servison (61)

Year of Election or Appointment: 2005

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments (1995-present), and oversees Fidelity Investments Life Insurance Company (FILI) and Strategic Advisers (May 2005-present). He also serves as President and a Director of Fidelity Brokerages Services (Japan), LLC (1996-present), a Director of Fidelity Investments Asia Funding Corp. (2000-present), and a Director of Strategic Advisers (1999-present). Previously, he served as President of Fidelity Investments Retail Marketing Company and Fidelity Brokerage Services, Inc. (1991-1995), President of Monarch Capital (1990-1991), Senior Vice President of Fidelity Capital (1989-1990), Senior Vice President of Fidelity's New Business Development Group (1987-1989), and Senior Vice President of Fidelity Brokerage Services (1980-1987); and he served as a Director of FBSI Investments, Inc. (1993-2003), FMR Brokerage Holdings, Inc. (1999-2003), and Fidelity Partners Management Corp. (1997-2003).

Abigail P. Johnson (45)

Year of Election or Appointment: 2005

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Richard A. Spillane Jr. (56)

Year of Election or Appointment: 2005

Mr. Spillane serves as President of Strategic Advisers (2005-present). Previously, he served as Executive Vice President and Head of Global Investment Strategy for Fidelity Investments (2002-2005), Senior Vice President of FMR's Income Growth and International Groups (1997-2002) and Head of U.S. equities (2001-2002). Mr. Spillane serves as Director of Empire Fidelity Investments Life Insurance Company (2000-present), Vice Chairman of Fidelity's Political Action Committee (2001-present), and a Member of the Board of Fidelity Investments Life Insurance Company (2000-present). Mr. Spillane also serves as Chairman of the Board of Xaverian Brothers High School (1998-present). Mr. Spillane is a Chartered Financial Analyst (1985-present).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to PAS Small Cap, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter C. Aldrich (62)

Year of Election or Appointment: 2005

From January 1997 through December 2004, Mr. Aldrich was Chairman and Managing Member of AEIGIS, LLC. (foreign private investment). From 1999 through December 2004, he was Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit). From 1998 through December 2004, Mr. Aldrich was Managing Member of Poseidon, LLC (foreign private investment). Previously, he was Co-Chairman of AEW Capital Management, L.P., a real estate investment advisor (1997-1998), and a founder and Managing Partner of Aldrich, Eastman & Waltch, Inc., a real estate investment advisor (1981-1996). Mr. Aldrich serves as a Member of the Board of the National Bureau of Economic Research (1994), a Member of the Board of Zipcar, Inc. (car sharing, 2002), and a Member of the Board of the Museum of Fine Arts Boston (2003).

Ralph F. Cox (74)

Year of Election or Appointment: 2005

Mr. Ralph Cox is President of RABAR Enterprises (management consulting for the petroleum industry, 1998-present). Previously, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph Cox and Mr. Howard Cox are not related.

Advisory Board Members and Executive Officers:

Correspondence intended for each Advisory Board Member and executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (63)

Year of Election or Appointment: 2006

Member of the Advisory Board of PAS Small Cap. Mr. Howard Cox is as a Partner of Greylock, a national venture capital firm, with which he has been associated since 1971. Prior to joining Greylock, Mr. Cox served in the Office of the Secretary of Defense (1968-1971). He is currently a Director of Stryker Corporation (medical products and services). He has previously served on the boards of numerous public and private companies, including: The Boston Globe, American Medical Systems (acquired by Pfizer), AMISYS (acquired by McKessonHBOC ), APPEX (acquired by EDS), Arbor (acquired by Extendicare), BMR Financial Group, Centene, Checkfree, Cogito Data Systems, Compdent (acquired by APPS), Execucom, HPR (acquired by McKessonHBOC), ISSCO (acquired by Computer Associates), Landacorp, Lunar (acquired by GE), Multimate, Rehab Systems (acquired by Novacare), Share Development (acquired by United Healthcare), United Publishers (acquired by NYNEX), VHA Long Term Care (acquired by ServiceMaster), and Vincam (acquired by ADP). Mr. Cox is a Director and former Chairman of the National Venture Capital Association. Mr. Howard Cox and Mr. Ralph Cox are not related.

Karen Kaplan (47)

Year of Election or Appointment: 2006

Member of the Advisory Board of PAS Small Cap. Ms. Kaplan is President of Hill, Holliday, Connors, Cosmopulos Inc., a subsidiary of The Interpublic Group of Companies, Inc. (group of advertising and specialized marketing and communication services companies). She has been with Hill, Holliday, Connors, Cosmopulos Inc. since 1982. Ms. Kaplan is Vice President of the Massachusetts Women's Forum and Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children. She serves as a Director of the Executive Committee of the Greater Boston Chamber of Commerce, a Member of the President's Council of the United Way of Massachusetts Bay, serves on the Advisory Council of the Urban Improv, and a Member of the Board of Mentors of Community Servings. Ms. Kaplan also serves as a Director of ADVO (direct mail marketing services), Tweeter Home Entertainment Group, and Delta Dental Plan of Massachusetts.

Eric D. Roiter (58)

Year of Election or Appointment: 2005

Chief Legal Officer of PAS Small Cap. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stephen D. Fisher (44)

Year of Election or Appointment: 2007

Secretary of PAS Small Cap. Mr. Fisher previously served as Vice President and Director of Fidfunds Mutual Limited (1998-2003) and is a Senior Vice President, Deputy General Counsel of FMR.

Mark Osterheld (51)
Year of Election or Appointment: 2006 President and Treasurer of PAS Small Cap. Previously, Mr. Osterheld served as Assistant Treasurer of other Fidelity funds (2002) and was an employee of FMR.
Charles V. Senatore (52)

Year of Election or Appointment: 2005

Chief Compliance Officer of PAS Small Cap. He also serves as Senior Vice President and Chief Compliance Officer for the Fidelity Risk Oversight Group (2003-present). Before joining Fidelity Investments, Mr. Senatore served as Co-Head of Global Compliance (2002-2003), Head of Private Client Compliance (2000-2002), and Head of Regulatory Affairs (1999-2000) at Merrill Lynch. Mr. Senatore serves as a Member of the SIFMA Compliance and Legal Division Executive Committee (2004-present), a Member of the SIFMA Self Regulation and Supervisory Practices Committee (2004-present), and a Member of the New York Stock Exchange Compliance Advisory Committee (2000-2003; 2005-present). He previously served as a Member (2001-2003) and Chair (2003) of the NASD's District 10 Business Committee in New York.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of PAS Small Cap. Mr. Ganis also serves as AML officer of other Fidelity funds (2006- present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Kathleen A. Tucker (48)

Year of Election or Appointment: 2005

Chief Financial Officer of PAS Small Cap. She also serves as Senior Vice President of Accounting and Pricing Operations for Fidelity Pricing & Cash Management Services (1999-present). Previously, Ms. Tucker worked at PricewaterhouseCoopers LLP (1981-1999), where she was most recently a partner in the investment management practice.

Peter L. Lydecker (53)
Year of Election or Appointment: 2005 Assistant Treasurer of PAS Small Cap. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Annual Report

Distributions

The Board of Trustees of PAS Small Cap Fund of Funds voted to pay on April 16, 2007, to shareholders of record at the opening of business on April 13, 2007, a distribution of $0.41 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.01 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2007, $13,473,903, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 36% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bank of New York
New York, NY

FOF-ANN-0407 459140.1.0
1.816936.101

PAS U.S. Opportunity Fund of FundsSM

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Annual Report

February 28, 2007

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Performance	<Click Here>	How the fund has done over time.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

PAS U.S. Opportunity Fund of Funds

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take PAS U.S. Opportunity Fund of FundsSM's cumulative total return and show you what would have happened if PAS U.S. Opportunity Fund of Funds shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

Annual Report

PAS U.S. Opportunity Fund of Funds

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 29, 2006 to February 28, 2007). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying non-affiliated funds (underlying funds), the Fund also indirectly bears its proportionate share of the expenses of the underlying funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying non-affiliated funds (underlying funds), the Fund also indirectly bears its proportionate share of the expenses of the underlying funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value February 28, 2007	Expenses Paid During Period
Actual	$ 1,000.00	$ 1,006.00	$ .00 A
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.79	$ .00 B

A Actual expenses are equal to the Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 62/365 (to reflect the period December 29, 2006 to February 28, 2007). The fees and expenses of the underlying funds in which the fund invests are not included in the fund's annualized expense ratio.

B Hypothetical expenses are equal to the Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying funds in which the fund invests are not included in the fund's annualized expense ratio.

Annual Report

PAS U.S. Opportunity Fund of Funds

Investment Summary

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of February 28, 2007
% of fund's investments
Thornburg Value Fund Class A	9.8
Delafield Fund, Inc.	9.1
Baron Partners Fund	8.0
Dreyfus Founders Equity Growth Fund Class A	5.1
BlackRock Basic Value Fund, Inc. Investor Class A	5.0
Evergreen Large Cap Equity Fund Class A	4.9
Evergreen Disciplined Value Fund Class A	4.5
Baron iOpportunity Fund	4.3
AIM Trimark Endeavor Fund Class A	4.0
Neuberger Berman Real Estate Fund Trust Class	4.0
58.7
Asset Allocation (% of fund's investments)
As of February 28, 2007
Large Blend Funds 22.4%
Large Growth Funds 11.9%
Large Value Funds 23.8%
Mid-Cap Blend Funds 4.9%
Mid-Cap Growth Funds 14.5%
Mid-Cap Value Funds 10.4%
Small Blend Funds 3.3%
Small Growth Funds 2.9%
Small Value Funds 1.8%
Other 4.1%

Asset allocations in the pie chart reflects the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Annual Report

PAS U.S. Opportunity Fund of Funds

Investments February 28, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 22.4%
American Century Fundamental Equity Fund Investor Class	141,567	$ 1,909,741
Evergreen Large Cap Equity Fund Class A	178,709	3,150,642
Managers AMG FQ U.S. Equity Fund Class A	148,431	2,089,905
Old Mutual Analytic U.S. Long/Short Fund Class Z	69,730	968,555
Thornburg Value Fund Class A	157,672	6,292,701
TOTAL LARGE BLEND FUNDS		14,411,544
Large Growth Funds - 11.9%
Buffalo USA Global Fund	21,162	483,338
Dreyfus Founders Equity Growth Fund Class A	574,085	3,272,286
Marisco 21st Century Fund	54,858	840,418
Marsico Focus Fund	41,377	797,341
T. Rowe Price Growth Stock Fund Advisor Class	71,734	2,249,590
TOTAL LARGE GROWTH FUNDS		7,642,973
Large Value Funds - 23.8%
American Beacon Large Cap Value Fund PlanAhead Class	111,551	2,542,244
American Century Income & Growth Fund Investor Class	55,848	1,843,554
BlackRock Basic Value Fund, Inc. Investor Class A	97,096	3,218,720
Evergreen Disciplined Value Fund Class A	162,413	2,892,569
Goldman Sachs Growth & Income Fund Institutional Class	71,679	2,128,865
Mutual Beacon Fund Class A	129,617	2,199,606
Wells Fargo Advantage Value Fund Investor Class	26,675	536,703
TOTAL LARGE VALUE FUNDS		15,362,261
Mid-Cap Blend Funds - 4.9%
AIM Trimark Endeavor Fund Class A	155,939	2,605,747
Aston/Optimum Mid Cap Fund Class N	13,008	363,821
MFS Mid Cap Value Fund Class A	13,214	193,982
TOTAL MID-CAP BLEND FUNDS		3,163,550
Mid-Cap Growth Funds - 14.5%
Baron iOpportunity Fund (a)	241,464	2,752,688
Baron Partners Fund	222,192	5,141,517
FBR Small Cap Fund	16,241	908,369

	Shares	Value
Neuberger Berman Manhattan Fund Trust Class (a)	19,695	$ 283,416
Thornburg Core Growth Fund Class A (a)	16,001	294,264
TOTAL MID-CAP GROWTH FUNDS		9,380,254
Mid-Cap Value Funds - 10.4%
American Century Mid Cap Value Fund Investor Class	49,647	656,835
BlackRock Mid Cap Value Equity Fund Investor Class A	15,364	205,115
Delafield Fund, Inc.	219,397	5,844,731
TOTAL MID-CAP VALUE FUNDS		6,706,681
Small Blend Funds - 3.3%
Aston/TAMRO Small Cap Fund Class N	96,970	1,924,862
Old Mutual Small Cap Fund Class Z (a)	7,584	208,192
TOTAL SMALL BLEND FUNDS		2,133,054
Small Growth Funds - 2.9%
AFBA 5Star Small Cap Fund Class A	10,382	195,186
Allianz OCC Opportunity Fund Admin Class	7,886	191,633
Champlain Small Company Fund Advisor Class	4,300	54,261
Royce Value Plus Fund Service Class	13,406	194,654
Wells Fargo Advantage Small Cap Growth Fund Administrator Class	90,898	1,238,943
TOTAL SMALL GROWTH FUNDS		1,874,677
Small Value Funds - 1.8%
American Beacon Small Cap Value Opportunity Fund PlanAhead Class	17,473	186,436
Aston/River Road Small Cap Value Class N	13,844	198,807
Franklin Small Cap Value Fund Class A	16,723	750,375
TOTAL SMALL VALUE FUNDS		1,135,618
Other - 4.1%
Munder Real Estate Equity Investment Fund Class A	2,061	51,616
Neuberger Berman Real Estate Fund Trust Class	150,046	2,549,284
Third Avenue Real Estate Value Fund	436	15,580
TOTAL OTHER		2,616,480
TOTAL EQUITY FUNDS (Cost $65,078,256)		64,427,092
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.29%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $31,000)	$ 31,005	$ 31,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $65,109,256)		$ 64,458,092
Legend
(a) Non-income producing
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$31,000 due 3/01/07 at 5.29%
BNP Paribas Securities Corp.	$ 7,429
Banc of America Securities LLC	2,476
HSBC Securities (USA), Inc.	3,335
Merrill Lynch Government Securities, Inc.	9,905
Merrill Lynch, Pierce, Fenner & Smith, Inc.	7,855
$ 31,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS U.S. Opportunity Fund of Funds

Financial Statements

Statement of Assets and Liabilities

	February 28, 2007

Assets
Investment in unaffiliated securities, at value (including repurchase agreements of $31,000) (cost $65,109,256) - See accompanying schedule		$ 64,458,092
Receivable for fund shares sold		88,534
Total assets		64,546,626

Liabilities
Payable to custodian bank	$ 30,995
Payable for investments purchased	39,717
Payable for fund shares redeemed	48,818
Total liabilities		119,530

Net Assets		$ 64,427,096
Net Assets consist of:
Paid in capital		$ 64,933,320
Undistributed net investment income		5,850
Accumulated undistributed net realized gain (loss) on investments		139,090
Net unrealized appreciation (depreciation) on investments		(651,164)
Net Assets, for 6,406,455 shares outstanding		$ 64,427,096
Net Asset Value, offering price and redemption price per share ($64,427,096 ÷ 6,406,455 shares)		$ 10.06

Statement of Operations

	For the period December 29, 2006 (commencement of operations) to February 28, 2007

Investment Income
Dividends from underlying funds		$ 5,845
Interest		5
Total income		5,850

Expenses
Management fee	$ 17,849
Independent trustees' compensation	949
Total expenses before reductions	18,798
Expense reductions	(18,798)	-
Net investment income (loss)		5,850
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		139,090
Change in net unrealized appreciation (depreciation) on underlying funds		(651,164)
Net gain (loss)		(512,074)
Net increase (decrease) in net assets resulting from operations		$ (506,224)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period December 29, 2006 (commencement of operations) to February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,850
Net realized gain (loss)	139,090
Change in net unrealized appreciation (depreciation)	(651,164)
Net increase (decrease) in net assets resulting from operations	(506,224)
Share transactions Proceeds from sales of shares	65,891,008
Cost of shares redeemed	(957,688)
Net increase (decrease) in net assets resulting from share transactions	64,933,320
Total increase (decrease) in net assets	64,427,096

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $5,850)	$ 64,427,096
Other Information Shares
Sold	6,499,995
Redeemed	(93,540)
Net increase (decrease)	6,406,455

Financial Highlights

Period ended February 28,	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- I
Net realized and unrealized gain (loss)	.06 F
Total from investment operations	.06
Net asset value, end of period	$ 10.06
Total Return B, C	.60%
Ratios to Average Net Assets H
Expenses before expense reductions	.27% A
Expenses net of contractual waivers	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,427
Portfolio turnover rate E	274% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the Underlying Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period December 29, 2006 (commencement of operations) to February 28, 2007.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2007

1. Organization.

PAS U.S. Opportunity Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in unaffiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management and Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund.

2. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value (NAV) per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their net asset value each business day. If an Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date and are automatically reinvested. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's net asset value. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 361,967
Unrealized depreciation	(1,013,131)
Net unrealized appreciation (depreciation)	(651,164)
Undistributed ordinary income	144,940

Cost for federal income tax purposes	$ 65,109,256

Annual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares aggregated $85,044,954 and $20,105,789, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until December 19, 2009.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

6. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until December 19, 2009, to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $18,798.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust and the Shareholders of PAS U.S. Opportunity Fund of Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PAS U.S. Opportunity Fund of Funds (a fund of Fidelity Rutland Square Trust) at February 28, 2007 the results of its operations for the period indicated, the changes in its net assets for the period indicated and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the PAS U.S. Opportunity Fund of Funds' management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 2007 by correspondence with the custodian, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 24, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the Trust and PAS U.S. Opportunity, as applicable, are listed below. The Board of Trustees governs PAS U.S. Opportunity and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee PAS U.S. Opportunity's activities, review contractual arrangements with companies that provide services to PAS U.S. Opportunity, and review PAS U.S. Opportunity's performance. Except for Mr. Howard E. Cox, Jr. and Ms. Karen Kaplan, each of the Trustees oversees ten funds advised by Strategic Advisers or an affiliate. Mr. Cox and Ms. Kaplan oversee five funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Roger T. Servison (61)

Year of Election or Appointment: 2005

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments (1995-present), and oversees Fidelity Investments Life Insurance Company (FILI) and Strategic Advisers (May 2005-present). He also serves as President and a Director of Fidelity Brokerages Services (Japan), LLC (1996-present), a Director of Fidelity Investments Asia Funding Corp. (2000-present), and a Director of Strategic Advisers (1999-present). Previously, he served as President of Fidelity Investments Retail Marketing Company and Fidelity Brokerage Services, Inc. (1991-1995), President of Monarch Capital (1990-1991), Senior Vice President of Fidelity Capital (1989-1990), Senior Vice President of Fidelity's New Business Development Group (1987-1989), and Senior Vice President of Fidelity Brokerage Services (1980-1987); and he served as a Director of FBSI Investments, Inc. (1993-2003), FMR Brokerage Holdings, Inc. (1999-2003), and Fidelity Partners Management Corp. (1997-2003).

Abigail P. Johnson (45)

Year of Election or Appointment: 2005

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Richard A. Spillane Jr. (56)

Year of Election or Appointment: 2005

Mr. Spillane serves as President of Strategic Advisers (2005-present). Previously, he served as Executive Vice President and Head of Global Investment Strategy for Fidelity Investments (2002-2005), Senior Vice President of FMR's Income Growth and International Groups (1997-2002) and Head of U.S. equities (2001-2002). Mr. Spillane serves as Director of Empire Fidelity Investments Life Insurance Company (2000-present), Vice Chairman of Fidelity's Political Action Committee (2001-present), and a Member of the Board of Fidelity Investments Life Insurance Company (2000-present). Mr. Spillane also serves as Chairman of the Board of Xaverian Brothers High School (1998-present). Mr. Spillane is a Chartered Financial Analyst (1985-present).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to PAS U.S. Opportunity, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter C. Aldrich (62)

Year of Election or Appointment: 2005

From January 1997 through December 2004, Mr. Aldrich was Chairman and Managing Member of AEIGIS, LLC. (foreign private investment). From 1999 through December 2004, he was Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit). From 1998 through December 2004, Mr. Aldrich was Managing Member of Poseidon, LLC (foreign private investment). Previously, he was Co-Chairman of AEW Capital Management, L.P., a real estate investment advisor (1997-1998), and a founder and Managing Partner of Aldrich, Eastman & Waltch, Inc., a real estate investment advisor (1981-1996). Mr. Aldrich serves as a Member of the Board of the National Bureau of Economic Research (1994), a Member of the Board of Zipcar, Inc. (car sharing, 2002), and a Member of the Board of the Museum of Fine Arts Boston (2003).

Ralph F. Cox (74)

Year of Election or Appointment: 2005

Mr. Ralph Cox is President of RABAR Enterprises (management consulting for the petroleum industry, 1998-present). Previously, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph Cox and Mr. Howard Cox are not related.

Advisory Board Members and Executive Officers:

Correspondence intended for each Advisory Board Member and executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (63)

Year of Election or Appointment: 2006

Member of the Advisory Board of PAS U.S. Opportunity. Mr. Howard Cox is as a Partner of Greylock, a national venture capital firm, with which he has been associated since 1971. Prior to joining Greylock, Mr. Cox served in the Office of the Secretary of Defense (1968-1971). He is currently a Director of Stryker Corporation (medical products and services). He has previously served on the boards of numerous public and private companies, including: The Boston Globe, American Medical Systems (acquired by Pfizer), AMISYS (acquired by McKessonHBOC ), APPEX (acquired by EDS), Arbor (acquired by Extendicare), BMR Financial Group, Centene, Checkfree, Cogito Data Systems, Compdent (acquired by APPS), Execucom, HPR (acquired by McKessonHBOC), ISSCO (acquired by Computer Associates), Landacorp, Lunar (acquired by GE), Multimate, Rehab Systems (acquired by Novacare), Share Development (acquired by United Healthcare), United Publishers (acquired by NYNEX), VHA Long Term Care (acquired by ServiceMaster), and Vincam (acquired by ADP). Mr. Cox is a Director and former Chairman of the National Venture Capital Association. Mr. Howard Cox and Mr. Ralph Cox are not related.

Karen Kaplan (47)

Year of Election or Appointment: 2006

Member of the Advisory Board of PAS U.S. Opportunity. Ms. Kaplan is President of Hill, Holliday, Connors, Cosmopulos Inc., a subsidiary of The Interpublic Group of Companies, Inc. (group of advertising and specialized marketing and communication services companies). She has been with Hill, Holliday, Connors, Cosmopulos Inc. since 1982. Ms. Kaplan is Vice President of the Massachusetts Women's Forum and Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children. She serves as a Director of the Executive Committee of the Greater Boston Chamber of Commerce, a Member of the President's Council of the United Way of Massachusetts Bay, serves on the Advisory Council of the Urban Improv, and a Member of the Board of Mentors of Community Servings. Ms. Kaplan also serves as a Director of ADVO (direct mail marketing services), Tweeter Home Entertainment Group, and Delta Dental Plan of Massachusetts.

Eric D. Roiter (58)

Year of Election or Appointment: 2006

Chief Legal Officer of PAS U.S. Opportunity. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stephen D. Fisher (44)

Year of Election or Appointment: 2007

Secretary of PAS U.S. Opportunity. Mr. Fisher previously served as Vice President and Director of Fidfunds Mutual Limited (1998-2003) and is a Senior Vice President, Deputy General Counsel of FMR.

Mark Osterheld (51)

Year of Election or Appointment: 2006

President and Treasurer of PAS U.S. Opportunity. Previously, Mr. Osterheld served as Assistant Treasurer of other Fidelity funds (2002) and was an employee of FMR.

Charles V. Senatore (52)

Year of Election or Appointment: 2006

Chief Compliance Officer of PAS U.S. Opportunity. He also serves as Senior Vice President and Chief Compliance Officer for the Fidelity Risk Oversight Group (2003-present). Before joining Fidelity Investments, Mr. Senatore served as Co-Head of Global Compliance (2002-2003), Head of Private Client Compliance (2000-2002), and Head of Regulatory Affairs (1999-2000) at Merrill Lynch. Mr. Senatore serves as a Member of the SIFMA Compliance and Legal Division Executive Committee (2004-present), a Member of the SIFMA Self Regulation and Supervisory Practices Committee (2004-present), and a Member of the New York Stock Exchange Compliance Advisory Committee (2000-2003; 2005-present). He previously served as a Member (2001-2003) and Chair (2003) of the NASD's District 10 Business Committee in New York.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of PAS U.S. Opportunity. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Kathleen A. Tucker (48)

Year of Election or Appointment: 2006

Chief Financial Officer of PAS U.S. Opportunity. She also serves as Senior Vice President of Accounting and Pricing Operations for Fidelity Pricing & Cash Management Services (1999-present). Previously, Ms. Tucker worked at PricewaterhouseCoopers LLP (1981-1999), where she was most recently a partner in the investment management practice.

Peter L. Lydecker (53)
Year of Election or Appointment: 2006 Assistant Treasurer of PAS U.S. Opportunity. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Annual Report

Distributions

The Board of Trustees of PAS U.S. Opportunity Fund of Funds voted to pay on April 16, 2007, to shareholders of record at the opening of business on April 13, 2007, a distribution of $.02 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.01 per share from net investment income.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of the Existing Investment Advisory Contracts

Matters Considered by the Board. The Board of Trustees is scheduled to meet four times per year. The Board of Trustees, including the Independent Trustees, expects that matters bearing on the fund's management contract will be considered at most, if not all, of its meetings. While the full Board of Trustees or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board of Trustees (including certain of those described herein) may be conducted through committees. The Independent Trustees expect to meet from time to time in executive session and are advised by legal counsel selected by the Independent Trustees.

Information Received by the Board of Trustees. In connection with their regular meetings, the Board of Trustees, including the Independent Trustees, expects to receive materials specifically relating to the existing management contract and administration agreement (the Investment Advisory Contracts), including contractual provisions that reduce the fees paid to the Investment Adviser and its affiliates to zero. These materials may include (i) information on the investment performance of the fund and appropriate indices or combinations of indices, (ii) sales and redemption data in respect of comparable funds, and (iii) the economic outlook and the general investment outlook in the markets in which the fund invests. The Board of Trustees, including the Independent Trustees, also expects to consider periodically other material facts such as (1) the amount of fee actually paid to the Investment Advisor and it affiliates, if any, (2) the Investment Adviser's results and financial condition, (3) arrangements in respect of the distribution of the fund's shares, (4) the procedures employed to determine the value of the fund's assets, (5) the Investment Adviser's management of the relationships with the fund's custodians and subcustodians, (6) the resources devoted to and the record of compliance with the fund's investment policies and restrictions and with policies on personal securities transactions, and (7) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates, if and to the extent any such services are actually paid for by the fund.

Additional information to be furnished by the Investment Adviser may include, among other items, information on and analysis of (a) the overall organization of the Investment Adviser, (b) investment performance, (c) the choice of performance indices and benchmarks, (d) the composition of peer groups of funds, if any fees are charged to the funds, (e) transfer agency and bookkeeping fees paid to affiliates of the Investment Adviser, if charged to the fund, (f) investment management staffing, (g) the potential for achieving further economies of scale, if any fees are charged to the fund, (h) operating expenses paid to third parties, if any fees are charged to the fund, and (i) the information furnished to investors, including the fund's shareholders.

At a September 7, 2006 in-person meeting, the Board of Trustees, including the Independent Trustees, approved the Investment Advisory Contracts for their initial terms. In considering the Investment Advisory Contracts, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the Investment Advisory Contracts include the following:

The Investment Adviser's Personnel and Methods. The Board of Trustees, including the Independent Trustees, reviewed the background of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees have also had discussions with senior management of the Investment Adviser responsible for investment operations. Among other things they considered the size, education and experience of the Investment Adviser's investment staff, their use of technology, and the Investment Adviser's approach to recruiting, training and retaining portfolio managers and other research, advisory and management personnel.

Nature and Quality of Other Services. The Board of Trustees, including the Independent Trustees, considered the nature, quality, cost and extent of administrative and shareholder services to be performed by the Investment Adviser and affiliated companies, under the existing Investment Advisory Contracts and under separate agreements covering transfer agency functions and pricing and bookkeeping services. The Board of Trustees, including the Independent Trustees, also considered the nature and extent of the Investment Adviser's supervision of third party service providers, principally custodians and subcustodians.

Expenses. The Board of Trustees, including the Independent Trustees, considered the fund's expense ratio, and the contractual management fee waiver and expense reimbursement agreements expected to be in effect for an initial three year period. It also considered the amount and nature of fees paid by shareholders to the Investment Adviser. The Board of Trustees also considered the Investment Adviser's contractual commitment to waive its management fees and reimburse other expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) for an initial three year period, which management estimated would result in the fund having a net operating expense ratio of zero for that period.

Economies of Scale. The Board of Trustees, including the Independent Trustees, considered whether the Investment Adviser expected to experience economies of scale in respect of the management of the fund and whether there is potential for realization of any further economies of scale. The Board of Trustees, including the Independent Trustees, has concluded that, in light of a contractual commitment to waive its management fees and reimburse other expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) for an initial three year period, any realized economies of scale in respect of the management of the fund would be shared between fund shareholders and the Investment Adviser in an appropriate manner.

Other Benefits to the Investment Adviser. The Board of Trustees, including the Independent Trustees, also considered the character and amount of fees that were expected to be paid by the fund and the fund's shareholders for services provided by the Investment Adviser and its affiliates, including fees for services like transfer agency, fund accounting, and direct shareholder services. The Board of Trustees, including the Independent Trustees, considered the intangible benefits that might reasonably be expected to accrue to the Investment Adviser and its affiliates by virtue of their relationship with the fund. The Board of Trustees also considered the Investment Adviser's contractual commitment to waive its management fees and reimburse other expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) for an initial three year period, and that operation of this waiver and reimbursement would reduce economic benefits that might otherwise inure to the Investment Adviser and its affiliates.

Annual Report

Board Approval of the Existing Investment Advisory Contracts - continued

Conclusion. Based on its evaluation of all material factors and assisted by the advice of legal counsel, the Board of Trustees, including the Independent Trustees, concluded that the existing advisory fee structures are fair and reasonable, and that the existing Investment Advisory Contracts should be approved.

Annual Report

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bank of New York
New York, NY

FOU-ANN-0407 459312.1.0
1.836922.100

Item 2. Code of Ethics

As of the end of the period, February 28, 2007, Fidelity Rutland Square Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has not designated an audit committee financial expert. Given the nature of the PAS Small Cap Fund of Funds, PAS International Fund of Funds and PAS U.S. Opportunity Fund of Funds (the funds), the Board of Trustees concluded that the services of a financial expert are not required. Some of the factors considered by the Board of Trustees in determining that an audit committee financial expert is not necessary are the following: (i) the funds' structure as a fund of funds investing primarily in other mutual funds; (ii) Strategic Advisers' agreement to waive the funds' management fee and reimburse all other normal operating expenses for the term approved by the Board of Trustees; (iii) the Audit Committee's expected access to the funds' Treasurer, Chief Financial Officer, independent accountants and legal counsel; and (iv) the Audit Committee's expected authority under its Charter to engage independent accounting and other experts without seeking approval from the full Board of Trustees.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the funds are shown in the table below.

Fund	2007A	2006A,B,C
PAS Small Cap Fund of Funds	$21,000	$21,000
PAS International Fund of Funds	$20,000	$0
PAS U.S. Opportunity Fund of Funds	$17,000	$0
A	Aggregate amounts may reflect rounding.
B

No Audit Fees were billed by PwC for professional services rendered for the audit of the annual financial statements, or services that are normally provided in connection with the statutory and regulatory filings or engagements, to PAS International Fund of Funds and PAS U.S. Opportunity Fund of Funds , as the funds did not commence operations until March 23, 2006 and December 29, 2006, respectively.

C	PAS Small Cap Fund of Funds commenced operations on June 23, 2005.

(b) Audit-Related Fees.

In each of the fiscal years ended February 28, 2007 and February 28, 2006 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the funds that are reasonably related to the performance of the audit or review of the funds' financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A,B,C
PAS Small Cap Fund of Funds	$0	$0
PAS International Fund of Funds	$0	$0
PAS U.S. Opportunity Fund of Funds	$0	$0
A	Aggregate amounts may reflect rounding.
B

No Audit-Related Fees were billed by PwC for services rendered for assurance and related services to PAS International Fund of Funds and PAS U.S. Opportunity Fund of Funds as the funds did not commence operations until March 23, 2006 and December 29, 2006, respectively.

C	PAS Small Cap Fund of Funds commenced operations on June 23, 2005.

In each of the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Strategic Advisers and entities controlling, controlled by, or under common control with Strategic Advisers that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the funds that are reasonably related to the performance of the audit or review of the funds' financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A,B	2006A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the funds is shown in the table below.

Fund	2007A	2006A,B,C
PAS Small Cap Fund of Funds	$3,700	$3,500
PAS International Fund of Funds	$3,700	$0
PAS U.S. Opportunity Fund of Funds	$3,700	$0
A	Aggregate amounts may reflect rounding.
B

No Tax Fees were billed by PwC for services rendered for tax compliance, tax advice, and tax planning for PAS International Fund of Funds and PAS U.S. Opportunity Fund of Funds, as the funds did not commence operations until March 23, 2006 and December 29, 2006, respectively.

C	PAS Small Cap Fund of Funds commenced operations on June 23, 2005.

In each of the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the funds is shown in the table below.

Billed By	2007A,B	2006A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2007A	2006A,B,C
PAS Small Cap Fund of Funds	$0	$0
PAS International Fund of Funds	$0	$0
PAS U.S. Opportunity Fund of Funds	$0	$0
A	Aggregate amounts may reflect rounding.
B

No Other Fees were billed by PwC for all other non-audit services rendered to PAS International Fund of Funds and PAS U.S. Opportunity Fund of Funds, as the funds did not commence operations until March 23, 2006 and December 29, 2006, respectively.

C	PAS Small Cap Fund of Funds commenced operations on June 23, 2005.

In each of the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the funds is shown in the table below.

Billed By	2007A,B	2006A,B
PwC	$125,000	$155,000
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the funds.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to the trust and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of the trust (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of the trust (Non-Covered Service) are not required to be pre-approved, but are reported to the Audit Committee quarterly.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2007 and February 28, 2006 on behalf of the funds.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2007 and February 28, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the funds.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2007 and February 28, 2006 on behalf of the funds.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2007 and February 28, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the funds.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2007 and February 28, 2006 on behalf of the funds.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2007 and February 28, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the funds.

(f) Not applicable.

(g) For the fiscal years ended February 28, 2007 and February 28, 2006, the aggregate fees billed by PwC of $425,000A,B and $400,000A,B for non-audit services rendered on behalf of the funds, Strategic Advisers and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A,B	2006A,B
Covered Services	$140,000	$160,000
Non-Covered Services	$285,000	$240,000
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	April 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	April 25, 2007
By:	/s/Kathleen A. Tucker
Kathleen A. Tucker
Chief Financial Officer

Date:	April 25, 2007